SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)	12 Months Ended
Jan. 31, 2020
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 - SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2020 and 2019 are presented below:

	2020
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$5,466,873	$14,344,224	$6,560,841	$5,618,936
Expenses	556,585	432,537	410,645	535,355

Net income	$4,910,288	$13,911,687	$6,150,196	$5,083,581

Net income per unit	$0.374	$1.060	$0.469	$0.387

	2019
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$6,684,047	$19,151,952	$13,973,843	$7,483,923
Expenses	368,199	280,497	388,781	697,244

Net income	$6,315,848	$18,871,455	$13,585,062	$6,786,679

Net income per unit	$0.481	$1.438	$1.035	$0.517